SHARE BASED COMPENSATION - Share options activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares ¥ / shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2024 $ / shares	Oct. 31, 2022 shares
SHARE BASED COMPENSATION
Exercise price | $ / shares								$ 3.29
Number of option outstanding
Beginning balance	172,000	172,000	172,000		347,536
Exercise	(158,000)	(158,000)			(175,536)
Ending balance	14,000	14,000	172,000		172,000		347,536
Vested and expected to vest as of December 31, 2023	14,000
Vested and exercisable as of December 31, 2023	14,000
Weighted-Average Exercise Price
Beginning balance | $ / shares		$ 3.96		$ 3.96		$ 3.65
Exercise | $ / shares		3.29				3.35
Ending balance | $ / shares		$ 3.29		$ 3.96		$ 3.96	$ 3.65
Vested and expected to vest as of December 31, 2023 | $ / shares								3.29
Vested and exercisable as of December 31, 2023 | $ / shares								3.29
Weighted-Average Remaining Contractual Term
Balance	8 months 4 days	8 months 4 days	1 year 8 months 4 days		2 years 8 months 8 days		3 years 10 months 2 days
Vested and expected to vest as of December 31, 2023	8 months 4 days	8 months 4 days
Vested and exercisable as of December 31, 2023	8 months 4 days	8 months 4 days
Aggregate Intrinsic value
Balance | ¥	¥ 296		¥ 7,157	$ 7,157	¥ 8,305	$ 8,305	$ 17,373
Vested and expected to vest as of December 31, 2023 | ¥	296
Vested and exercisable as of December 31, 2023 | ¥	¥ 296
Market value of ordinary shares | (per share)	¥ 44.75							$ 6.23
Intrinsic value of options exercised | ¥	¥ 7,000		0		8,000
Share-based compensation expenses | ¥	365,752		862,642		1,000,869
Cash received from the exercise of share options	¥ 4,000	$ 506	0		¥ 5,024
Employee Stock Option [Member]
Number of option outstanding
Exercise					(10,364,276)
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Aggregate Intrinsic value
Cash received from the exercise of share options | ¥			¥ 45,289
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
SHARE BASED COMPENSATION
Ordinary shares reserved for issuance									40,187,375
Exercise price | ¥ / shares	¥ 8.5		¥ 8.72	$ 8.72	¥ 8.81	$ 8.81
Number of option outstanding
Beginning balance	19,379,495	19,379,495	32,149,900
Granted					32,149,900
Exercise			(5,193,983)
Forfeited	(12,499,517)	(12,499,517)	(7,576,422)
Ending balance	6,879,978	6,879,978	19,379,495		32,149,900
Vested and expected to vest as of December 31, 2023	6,879,978
Vested and exercisable as of December 31, 2023	6,879,978
Weighted-Average Exercise Price
Beginning balance | ¥ / shares	¥ 8.72		¥ 8.81
Granted | ¥ / shares					¥ 8.81
Exercise | ¥ / shares	8.5		8.72
Forfeited | ¥ / shares	8.5		8.72
Ending balance | ¥ / shares	8.5		¥ 8.72		¥ 8.81
Vested and expected to vest as of December 31, 2023 | ¥ / shares	8.5
Vested and exercisable as of December 31, 2023 | ¥ / shares	¥ 8.5
Weighted-Average Remaining Contractual Term
Balance	9 months 14 days	9 months 14 days	2 years 3 months 10 days		2 years 10 months 20 days
Vested and expected to vest as of December 31, 2023	9 months 14 days	9 months 14 days
Vested and exercisable as of December 31, 2023	9 months 14 days	9 months 14 days
Aggregate Intrinsic value
Balance | ¥	¥ 0		¥ 2,713	$ 2,713	¥ 187,755	$ 187,755
Market value of ordinary shares | ¥ / shares	¥ 7.11
Intrinsic value of options exercised | ¥	¥ 0		3,000		0
Share-based compensation expenses | ¥			142,000		33,000
Unvested share options	12,859,960
Share based compensation expense reversal | ¥	¥ 17,000
Cash received from the exercise of share options | ¥	¥ 0		45,000		0
Grant-date fair value of options | ¥			¥ 161,000	$ 161,000	¥ 0	$ 0